INVESTMENT PORTFOLIO (unaudited)

As of September 30, 2023	Highland Opportunities and Income Fund

Shares		Value ($)
Common Stocks — 61.0%
COMMUNICATION SERVICES — 1.3%
27,134	MidWave Wireless, Inc. (fka Terrestar Corp.)(a)(b)(c)(d)	9,068,997
194,300	Telesat(a)	2,778,490

		11,847,487

CONSUMER DISCRETIONARY — 0.0%
1,450	Toys ‘R’ Us(a)(b)(c)	14,371

ENERGY — 0.0%
1,118,286	Value Creation, Inc.(a)(b)(c)	—

HEALTHCARE — 2.7%
12,026,660	CCS Medical Inc.(a)(b)(c)(e)	24,979,372

MATERIALS — 0.2%
299,032	MPM Holdings, Inc.(a)(b)(c)	1,495,160

REAL ESTATE — 56.8%
1,474,379	Allenby(a)(b)(c)(e)	—
10,359,801	Claymore(a)(b)(c)(e)	—
25,463	Independence Realty Trust, Inc.	358,265
2,356,665	IQHQ, Inc.(a)(b)(c)	55,593,727
34,512	LLV Holdco LLC - Series A, Membership Interest(a)(b)(c)(e)	4,198,885
436	LLV Holdco LLC - Series B, Membership Interest(a)(b)(c)(e)	53,003
1,290,361	NexPoint Diversified Real Estate Trust, REIT(e)	11,239,044
4,372,286	NexPoint Real Estate Finance, REIT(e)	71,530,596
189,910	NexPoint Residential Trust, Inc., REIT(e)	6,111,304
32,203	NexPoint Storage Partners, Inc.(a)(b)(c)(e)	39,151,958
61,963,747	NFRO Diversified REIT, LLC(a)(b)(c)(e)	63,541,406
2,276,658	NFRO Holdings, LLC(a)(b)(c)(e)	66,098,120
90,436,434	NFRO Self Storage REIT, LLC(a)(b)(c)(e)	123,650,029
3,498,563	NFRO SFR REIT, LLC(a)(b)(c)(e)	84,579,622

		526,105,959

	Total Common Stocks (Cost $858,709,160)	564,442,349

Principal Amount ($)
U.S. Senior Loans (f) — 27.0%
COMMUNICATION SERVICES — 1.0%
9,296,202	MidWave Wireless, Inc. (fka Terrestar Corp.), Term Loan D, 1st Lien, 02/27/28 (b)(c)	9,254,369
67,398	MidWave Wireless, Inc. (fka Terrestar Corp.), Term Loan H, 1st Lien, 02/28/24 (b)(c)	67,094
72,237	MidWave Wireless, Inc. (fka Terrestar Corp.), Term Loan, 1st Lien, 02/28/24 (b)(c)	71,912

		9,393,375

Principal Amount ($)		Value ($)
U.S. Senior Loans (continued)
ENERGY — 0.7%
6,403,998	Quarternorth Energy Holding, Term Loan, 2nd Lien, 08/27/26	6,390,645

HEALTHCARE — 3.2%
16,404,781	Carestream Health Inc., Term Loan, 1st Lien, 09/30/27	13,070,017
16,539,354	CCS Medical Inc., Junior Credit Term Loan, 1st Lien, 01/04/27 (b)(c)(e)	16,175,489

		29,245,506

INFORMATION TECHNOLOGY — 6.7%
61,411,237	EDS Legacy Partners, 12/14/23 (b)(c)(e)	62,197,301

REAL ESTATE — 15.4%
16,067,396	LLV Holdco LLC, Revolving Exit Loan, 12/31/23 (b)(c)(e)	14,846,274
65,000,000	NexPoint SFR Operating Partnership, LP, 05/24/27 (b)(c)(e)	64,220,000
11,000,000	06/30/27 (b)(c)(e)	10,868,000
6,400,000	NHT Operating Partnership LLC Convertible Promissory Note, 09/30/42 (b)(c)(e)	6,064,000
42,777,343	NHT Operating Partnership LLC Promissory Note, 02/14/27 (b)(c)(e)	40,531,532
6,500,000	NREF Operating IV REIT Sub, LLC, (b)(c)(e)	6,500,000

		143,029,806

	Total U.S. Senior Loans (Cost $281,220,262)	250,256,633

Collateralized Loan Obligations — 10.0%
5,800,000	ACAS CLO, Series 2018-1A, Class FRR TSFR3M + 8.172%, 13.48%, 10/18/2028 (g)(h)	2,694,680
2,000,000	Apex Credit CLO, Series 2019-1A, Class D TSFR3M + 7.362%, 12.67%, 4/18/2032 (g)(h)	1,726,400
1,500,000	Atlas Senior Loan Fund, Series 2017-8A, Class F TSFR3M + 7.412%, 12.72%, 1/16/2030 (g)(h)	776,625
2,400,000	Atlas Senior Loan Fund XII, Series 2018-12A, Class E TSFR3M + 6.212%, 11.56%, 10/24/2031 (g)(h)	1,588,800
1,250,000	Cathedral Lake CLO, Series 2017-1A, Class DR TSFR3M + 7.512%, 12.82%, 10/15/2029 (g)(h)	791,875

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2023	Highland Opportunities and Income Fund

Principal Amount ($)		Value ($)
Collateralized Loan Obligations (continued)
2,000,000	Cathedral Lake VII, Series 2021-7RA, Class E TSFR3M + 8.032%, 13.34%, 1/15/2032 (g)(h)	1,760,000
5,462,500	CIFC Funding, Series 2013-2A 0.00%, 10/18/2030 (g)(h)(i)	846,687
1,000,000	CIFC Funding, Series 2018-1A, Class ER2 TSFR3M + 6.112%, 11.42%, 1/18/2031 (g)(h)	900,000
2,500,000	CIFC Funding, Series 2014-1A 0.00%, 1/18/2031 (g)(h)(i)	400,000
3,324,756	CIFC Funding, Series 2014-4RA 0.00%, 1/17/2035 (g)(h)(i)(j)	741,421
3,000,000	CIFC Funding, Series 2015-1A 0.00%, 1/22/2031 (g)(h)(i)(j)	660,000
3,000,000	Clover Credit Partners CLO III, Series 2017-1A, Class F TSFR3M + 8.212%, 13.52%, 10/15/2029 (g)(h)	1,545,000
1,537,000	Dryden 36 Senior Loan Fund, Series 2019-36A, Class ER2 TSFR3M + 7.142%, 12.45%, 4/15/2029 (g)(h)	1,374,846
4,000,000	Eaton Vance CLO, Series 2019-1A, Class F TSFR3M + 8.512%, 13.82%, 4/15/2031 (g)(h)	3,800,000
31,785,405	FREMF Mortgage Trust, Series 2021-KF103, Class CS SOFR30A + 6.250%, 11.56%, 1/25/2031 (g)(h)	31,974,130
5,450,000	Galaxy XXVI CLO, Series 2018-26A, Class F TSFR3M + 8.262%, 13.64%, 11/22/2031 (g)(h)	4,360,000
1,000,000	GoldenTree Loan Management US CLO 3, Series 2018-3A, Class F TSFR3M + 6.762%, 12.09%, 4/20/2030 (g)(h)	831,250
2,500,000	GoldenTree Loan Opportunities IX, Series 2018-9A, Class FR2 TSFR3M + 7.902%, 13.27%, 10/29/2029 (g)(h)	2,143,333
2,125,000	ICG US CLO, Series 2022-1A, Class DJ TSFR3M + 5.730%, 11.06%, 7/20/2035 (g)(h)	2,047,119
3,000,000	KKR CLO 18, Series 2017-18, Class E TSFR3M + 6.712%, 12.02%, 7/18/2030 (g)(h)	2,870,550
1,400,000	Madison Park Funding XX, Series 2018-20A, Class ER TSFR3M + 5.562%, 10.92%, 7/27/2030 (g)(h)	1,229,200

Principal Amount ($)		Value ($)
Collateralized Loan Obligations (continued)
2,350,000	Madison Park Funding XXIV, Series 2019-24A, Class ER TSFR3M + 7.462%, 12.79%, 10/20/2029 (g)(h)	2,293,952
2,000,000	Madison Park Funding XXIX, Series 2018-29A, Class F TSFR3M + 7.832%, 13.14%, 10/18/2030 (g)(h)	1,716,000
1,000,000	Madison Park Funding XXX, Series 2018-30A, Class F TSFR3M + 7.112%, 12.42%, 4/15/2029 (g)(h)	938,300
490,000	Magnetite VII, Ltd., Series 2018-7A, Class ER2 TSFR3M + 6.762%, 12.07%, 1/15/2028 (g)(h)	441,000
2,500,000	Man GLG US CLO, Series 2018-1A, Class DR TSFR3M + 6.162%, 11.49%, 4/22/2030 (g)(h)	1,970,563
4,000,000	Northwoods Capital XII-B, Ltd., Series 2018-12BA, Class F TSFR3M + 8.432%, 13.84%, 6/15/2031 (g)(h)	2,640,000
2,900,000	OHA Credit Partners XII, Series 2018- 12A, Class FR TSFR3M + 7.942%, 13.29%, 7/23/2030 (g)(h)	2,483,125
3,110,000	OZLM XXII, Ltd., Series 2018-22A, Class E TSFR3M + 7.652%, 12.96%, 1/17/2031 (g)(h)	1,803,800
2,000,000	Park Avenue Institutional Advisers CLO, Series 2021-2A, Class E TSFR3M + 7.272%, 12.58%, 7/15/2034 (g)(h)	1,780,000
3,150,000	Saranac CLO III, Ltd., Series 2018-3A, Class ER US0003M + 7.500%, 13.16%, 6/22/2030 (g)(h)	1,709,663
2,000,000	Symphony CLO XXVI, Series 2021-26A, Class ER TSFR3M + 7.762%, 13.09%, 4/20/2033 (g)(h)	2,020,000
5,955,627	THL Credit Wind River, Series 2014-2A 0.00%, 1/15/2031 (g)(h)(i)	973,745
1,000,000	Vibrant CLO 1X, Series 2018-9A, Class D TSFR3M + 6.512%, 11.84%, 7/20/2031 (g)(h)	775,900
1,275,000	Voya CLO, Series 2018-2A, Class DR TSFR3M + 5.862%, 11.21%, 4/25/2031 (g)(h)	976,268

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2023	Highland Opportunities and Income Fund

Principal Amount ($)		Value ($)
Collateralized Loan Obligations (continued)
1,000,000	Webster Park CLO, Series 2018-1A, Class ER TSFR3M + 8.012%, 13.34%, 7/20/2030 (g)(h)	780,000
3,000,000	Zais CLO 3, Ltd., Series 2018-3A, Class DR TSFR3M + 7.172%, 12.48%, 7/15/2031 (g)(h)	1,815,000
3,300,000	Zais CLO 8, Ltd., Series 2018-1A, Class E TSFR3M + 5.512%, 10.82%, 4/15/2029 (g)(h)	2,334,750

	Total Collateralized Loan Obligations (Cost $109,225,328)	92,513,982

Shares
LLC Interest — 6.4%
957	NEXLS LLC(b)(c)(e)	50,566,555
10,000,000	SFR WLIF III, LLC(b)(c)(e)	9,305,000

	Total LLC Interest (Cost $47,084,362)	59,871,555

Units
Warrants — 4.5%
ENERGY — 4.5%
5,801	Arch Resources, Expires 10/08/2023(a)	713,349
85,465	Quarternorth Energy Holding Inc. Tranche 1, Expires 08/27/2029(a)	1,901,596
164,598	Quarternorth Energy Holding Inc. Tranche 2, Expires 08/27/2029(a)	1,563,681
280,160	Quarternorth Energy Holding Inc. Tranche 3, Expires 08/27/2029(a)	37,261,280

	Total Warrants (Cost $34,068,518)	41,439,906

Shares
Preferred Stock — 3.4%
FINANCIALS — 0.5%
3,980	Eastland CLO 1.00%, 05/01/2022(a)(b)(c)	20,194
34,500	Eastland CLO II (a)(b)(c)(k)(l)	175,048
8,860	Gleneagles CLO, 12/30/2049(a)(b)(c)(k)	58,589
40,000	Granite Point Mortgage Trust REIT 7.00%(l)(m)	680,000

Shares		Value ($)
Preferred Stock (continued)
62,600	Grayson CLO, 11/01/2021(a)(b)(c)(k)	344,218
150,977	NexPoint Real Estate Finance REIT 8.50%(e)(l)	3,187,124
12,553	Rockwall CDO, 08/01/2024(a)(b)(c)(k)	45,453
4,800	Rockwall CDO (a)(b)(c)(k)(l)	9,731

		4,520,357

HEALTHCARE — 2.4%
414,378	Apnimed (a)(b)(c)(k)(l)	4,600,010
2,361,111	Sapience Therapeutics Inc. 8.00%(a)(b)(c)(l)	7,862,500
3,440,476	Sapience Therapeutics Inc, Class B 8.00%(a)(b)(c)(l)	9,736,547

		22,199,057

REAL ESTATE — 0.5%
325,976	Braemar Hotels & Resorts, Inc. 5.50%(a)(l)	3,895,413
47,300	Wheeler Real Estate Investment Trust 10.75%(a)(l)(n)	492,393
82,301	Wheeler Real Estate Investment Trust 9.00%(a)(l)	123,452

		4,511,258

	Total Preferred Stock (Cost $75,904,189)	31,230,672

Principal Amount ($)
Corporate Bonds & Notes — 0.4%
COMMUNICATION SERVICES — 0.0%
3,100	iHeartCommunications, Inc. 6.38%, 05/01/26	2,676

FINANCIALS — 0.4%
4,000,000	South Street Securities Funding LLC 6.25%, 12/30/26 (h)	3,460,000

INDUSTRIALS — 0.0%
7,500,000	American Airlines 12/31/49 (b)(c)(i)(o)(p)	—

UTILITIES — 0.0%
15,222,107	Bruce Mansfield Pass-Through Trust 6.85%, 06/01/34 (p)	—

	Total Corporate Bonds & Notes (Cost $4,110,339)	3,462,676

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2023	Highland Opportunities and Income Fund

Shares		Value ($)
Master Limited Partnership — 0.3%
ENERGY — 0.3%
179,200	Energy Transfer L.P.	2,514,176

	Total Master Limited Partnership (Cost $1,869,174)	2,514,176

Registered Investment Company — 0.1%
86,246	Highland Global Allocation Fund (e)	689,968

	Total Registered Investment Company (Cost $495,630)	689,968

Units
Rights — 0.0%
UTILITIES — 0.0%
4,933	Texas Competitive Electric Holdings Co., LLC (a)	5,957

	Total Rights (Cost $–)	5,957

Principal Amount ($)
Repurchase Agreement(q)(r) — 0.0%
5	RBC Dominion Securities 5.300%, dated 09/29/2023 to be repurchased on 10/02/2023, repurchase price $5 (collateralized by U.S. Government and Treasury obligations, ranging in par value $0 - $1, 0.000% - 7.000%, 10/05/2023 - 09/01/2053; with total market value $12)	5

	Total Repurchase Agreement (Cost $5)	5

Shares
Cash Equivalent — 0.4%
MONEY MARKET FUND(s) — 0.4%
4,061,129	Dreyfus Treasury Obligations Cash Management, Institutional Class 5.230%	4,061,129

Total Cash Equivalent (Cost $4,061,129)		4,061,129

Total Investments —113.5%		1,050,489,008

(Cost $1,416,748,096)

Shares		Value ($)
Securities Sold Short — (0.7)%
Common Stock — (0.7)%
INFORMATION TECHNOLOGY — (0.7)%
(41,100)	Texas Instruments, Inc.	(6,535,311)

	Total Common Stock (Proceeds $4,920,256)	(6,535,311)

	Total Securities Sold Short — (0.7)% (Proceeds $4,920,256)	(6,535,311)

Other Assets & Liabilities, Net— (12.8)%(t)		(118,278,151)

Net Assets —100.0%		925,675,546

(a)	Non-income producing security.
(b)	Securities with a total aggregate value of $785,944,466, or 84.9% of net assets, were classified as Level 3 within the three-tier fair value hierarchy.
(c)

Represents fair value as determined by the Investment Adviser pursuant to the policies and procedures approved by the Board of Trustees (the “Board”). The Board has designated the Investment Adviser as “valuation designee” for the Fund pursuant to Rule 2a-5 of the Investment Company Act of 1940, as amended. The Investment Adviser considers fair valued securities to be securities for which market quotations are not readily available and these securities may be valued using a combination of observable and unobservable inputs. Securities with a total aggregate value of $785,944,466 or 84.9% of net assets, were fair valued under the Fund’s valuation procedures as of September 30, 2023. Please see Notes to Investment Portfolio.

(d)

Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the policies and procedures established by the Board. Additional Information regarding such securities follows:

Restricted Security	Security Type	Acquisition Date	Cost of Security	Fair Value at Period End	Percent of Net Assets
MidWave Wireless, Inc. (fka Terrestar Corp.)	Common Stock	3/16/2018	$3,093,276	$9,068,997	1.0%

(e)	Affiliated issuer. Assets with a total aggregate fair value of $780,284,582, or 84.3% of net assets, were affiliated with the Fund as of September 30, 2023.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2023	Highland Opportunities and Income Fund

(f)

Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the Secured Overnight Financing Rate (“SOFR”) or (iii) the Certificate of Deposit rate. As of September 30, 2023, the SOFR 1 Month and SOFR 3 Month rates were 5.43% and 5.66%, respectively. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity maybe substantially less than the stated maturity shown.

(g)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(h)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. The Board has determined these investments to be liquid. At September 30, 2023, these securities amounted to $95,973,982 or 10.4% of net assets.

(i)	No interest rate available.
(j)

Interest only security (“IO”). These types of securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(k)	There is currently no rate available.
(l)	Perpetual security with no stated maturity date.
(m)

Variable or floating rate security. The base lending rates are generally the lending rate offered by one or more European banks such as the SOFR. The interest rate shown reflects the rate in effect September 30, 2023.

(n)	Step Coupon Security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(o)	Represents value held in escrow pending future events. No interest is being accrued.
(p)	The issuer is, or is in danger of being, in default of its payment obligation.
(q)	Tri-Party Repurchase Agreement.
(r)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of September 30, 2023 was $5.
(s)	Rate reported is 7 day effective yield.
(t)	As of September 30, 2023, $6,538,599 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net”.

INVESTMENT PORTFOLIO (unaudited) (concluded)

As of September 30, 2023	Highland Opportunities and Income Fund

Reverse Repurchase Agreement outstanding as of September 30, 2023 was as follows:

Counterparty	Collateral Pledged	Interest Rate %	Trade Date	Repurchase Amount	Principal Amount	Value
Mizuho Securities	FREMF Mortgage Trust, Series 2021- KF103, Class CS, 11/02/2022	7.2	9/18/2023	$(19,119,000)	$(19,119,000)	$(19,119,000)

Total Reverse Repurchase Agreement					$(19,119,000)	$(19,119,000)

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of September 30, 2023	Highland Opportunities and Income Fund

Organization

Highland Income Fund (the “Fund”) is organized as an unincorporated business trust under the laws of The Commonwealth of Massachusetts. The Fund is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. On September 25, 2017, the Fund acquired the assets of Highland Floating Rate Opportunities Fund (the “Predecessor Fund”), a series of Highland Funds I, a Delaware statutory trust. The Fund is the successor to the accounting and performance information of the Predecessor Fund.

Valuation of Investments

Pursuant to Rule 2a-5 under the 1940 Act, the Fund’s Board of Trustees (the “Board”) has designated NexPoint Asset Management, L.P. (formerly Highland Capital Management Fund Advisors, L.P.) (“NexPoint” or the “Investment Adviser”) as the Fund’s valuation designee to perform the fair valuation determination for securities and other assets held by the Fund. NexPoint acting through its “Valuation Committee,” is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of NexPoint and certain of NexPoint’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is subject to Board oversight and certain reporting and other requirements intended to provide the Board the information it needs to oversee NexPoint’s fair value determinations.

The Fund’s investments are recorded at fair value. In computing the Fund’s net assets attributable to shares, securities with readily available market quotations on the NYSE, National Association of Securities Dealers Automated Quotation (“NASDAQ”) or other nationally recognized exchange, use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued pursuant to policies adopted by NexPoint and approved by the Board. Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that the Investment Adviser has determined to have the capability to provide appropriate pricing services.

Securities for which market quotations are not readily available, or for which the Fund has determined that the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Fund’s net asset value (“NAV”)), will be valued by the Fund at fair value, as determined by the Valuation Committee in good faith in accordance with policies and procedures established by NexPoint and approved by the Board, taking into account factors reasonably determined to be relevant, including, but not limited to: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Valuation Committee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAVs. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact to the Fund.

Fair Value Measurements

The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2023	Highland Opportunities and Income Fund

Level 2 —

Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 —

Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Valuation Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser and its affiliates. The Valuation Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

The fair value of the Fund’s senior loans and bonds are generally based on quotes received from brokers or independent pricing services. Loans, bonds and asset-backed securities with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans and bonds that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

The fair value of the Fund’s common stocks, registered investment companies, rights and warrants that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable. Exchange-traded options are valued based on the last trade price on the primary exchange on which they trade. If an option does not trade, the mid-price, which is the mean of the bid and ask price, is utilized to value the option.

At the end of each calendar quarter, the Investment Adviser evaluates the Level 2 and 3 assets and liabilities for changes in liquidity,

including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, the Investment Adviser evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (concluded)

As of September 30, 2023	Highland Opportunities and Income Fund

Affiliated Issuers

Under Section 2 (a)(3) of the Investment Company Act of 1940, as amended, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its outstanding voting securities or if the portfolio company is under common control. The table below shows affiliated issuers of the Fund for the period ended September 30, 2023:

Issuer	Shares at December 31, 2022	Beginning Value as of December 31, 2022 $	Purchases at Cost $	Proceeds from Sales $	Distribution to Return of Capital $	Net Realized Gain/(Loss) on Sales $	Change in Unrealized Appreciation/ (Depreciation) $	Ending Value as of September 30, 2023 $	Shares at September 30, 2023	Affiliated Income $
Majority Owned, Not Consolidated
Allenby (Common Stocks)	1,474,379	—	—	—	—	—	—	—	1,474,379	—
Claymore (Common Stocks)	10,359,801	—	—	—	—	—	—	—	10,359,801	—
Other Affiliates
CCS Medical, Inc. (U.S. Senior Loans & Common Stocks)	27,528,327	37,670,005	1,037,688	—	—	—	2,447,168	41,154,861	28,566,014	1,352,685
EDS Legacy Partners (U.S. Senior Loans)	61,411,237	59,271,980	—	—	—	—	2,925,321	62,197,301	61,411,237	4,994,211
Highland Global Allocation Fund (Registered Investment Company)	48,649	458,274	375,218	—	—	—	(143,524)	689,968	86,246	32,227
LLV Holdco LLC (U.S. Senior Loans & Common Stocks)	15,508,203	19,469,085	594,142	—	—	—	(965,065)	19,098,162	16,102,344	799,222
NEXLS LLC (LLC Interest)	882	49,601,366	3,790,000	—	—	—	(2,824,811)	50,566,555	957	—
NexPoint Diversified Real Estate Trust REIT (Common Stocks)	1,275,616	14,299,655	132,491	—	(711,957)	—	(2,481,135)	11,239,044	1,290,361	(137,940	) †
NexPoint Real Estate Finance REIT (Common Stocks & Preferred Stock)	4,523,263	72,294,165	—	—	—	—	2,423,555	74,717,720	4,523,263	6,643,704
NexPoint Residential Trust, Inc. (Common Stocks)	186,372	8,110,910	157,251	—	(93,694)	—	(2,063,163)	6,111,304	189,910	60,788
NexPoint SFR Operating Partnership, LP (U.S. Senior Loans)	65,000,000	63,590,800	11,000,000	—	—	—	497,200	75,088,000	76,000,000	3,903,750
NexPointStorage Partners, Inc. (Common Stocks)	32,203	38,663,114	—	—	—	—	488,844	39,151,958	32,203	—
NFRO Diversified REIT, LLC, NFRO Self Storage REIT, LLC, NFRO SFR REIT, LLC (Common Stocks)	139,114,085	333,165,821	37,160,588	—	(74,892,009)	—	(23,663,343)	271,771,057	155,898,744	689,585
NFRO Holdings, LLC (Common Stocks)	—	—	56,916,455	—	—	—	9,181,665	66,098,120	2,276,658	—
NHT Operating Partnership LLC Convertible Promissory Note (U.S. Senior Loans)	6,400,000	5,798,400	—	—	—	—	265,600	6,064,000	6,400,000	148,534
NHT Operating Partnership LLC Secured Promissory Note (U.S. Senior Loans)	42,777,343	38,769,231	—	—	—	—	1,762,301	40,531,532	42,777,343	1,460,885
NREF Operating IV REIT Sub, LLC (U.S. Senior Loans)	—	—	6,500,000	—	—	—	—	6,500,000	6,500,000	265,416
SFR WLIF I, III, LLC (LLC Interest)	10,000,000	9,408,770	—	—	—	—	(103,770)	9,305,000	10,000,000	881,481

Total	385,640,360	750,571,576	117,663,833	—	(75,697,670)	—	(12,253,157)	780,284,582	423,889,460	21,094,548

†

The Fund’s reported affiliated income from NexPoint Diversified Real Estate Trust REIT includes a return of capital adjustment of $(711,967), resulting in the Fund reporting a negative value for income received from NexPoint Diversified Real Estate Trust REIT. Excluding the adjustment, the Fund received $574,027 in dividend income from NexPoint Diversified Real Estate Trust REIT.